Provisions - Additional Information (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information of provision [Line Items]
Contingent consideration earnout		€ 922,000
Provision for Indemnity	€ 274,000
Maximum exposure amount to various ongoing claims in relation to commercial agreements	2,300,000
Provision in various ongoing claims in relation to commercial agreements	0
Ares acquisition
Disclosure of detailed information of provision [Line Items]
Contingent consideration earnout	€ 1,000,000